UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,417,644 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    10283   595403 SH       SOLE                   595403        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    58782  1230000 SH       SOLE                  1230000        0        0
AUDIBLE INC                    COM NEW          05069A302     3229   310745 SH       SOLE                   310745        0        0
AUDIOVOX CORP                  CL A             050757103    14517   985568 SH       SOLE                   985568        0        0
BANKRATE INC                   COM              06646V108    58146  1650000 SH       SOLE                  1650000        0        0
BEARINGPOINT INC               COM              074002106    37726  4925000 SH       SOLE                  4925000        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    17003   469838 SH       SOLE                   469838        0        0
CINCINNATI BELL INC NEW        COM              171871106    42300  9000000 SH       SOLE                  9000000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109   105240  4000000 SH       SOLE                  4000000        0        0
DOLBY LABORATORIES INC         COM              25659T107    40894  1185000 SH       SOLE                  1185000        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103    17556  1050000 SH       SOLE                  1050000        0        0
GENESIS MICROCHIP INC DEL      COM              37184C103     9290  1000000 SH       SOLE                  1000000        0        0
GETTY IMAGES INC               COM              374276103     5409   111222 SH       SOLE                   111222        0        0
GEVITY HR INC                  COM              374393106    37506  1900000 SH       SOLE                  1900000        0        0
GOOGLE INC                     CL A             38259P508   125994   275000 SH       SOLE                   275000        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    70059  2527368 SH       SOLE                  2527368        0        0
KNOT INC                       COM              499184109    64590  3000000 SH       SOLE                  3000000        0        0
LAMAR ADVERTISING CO           CL A             512815101    38502   611439 SH       SOLE                   611439        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    17077  1015913 SH       SOLE                  1015913        0        0
NAVARRE CORP                   COM              639208107     8145  2172123 SH       SOLE                  2172123        0        0
NETWORK APPLIANCE INC          COM              64120L104    96778  2650000 SH       SOLE                  2650000        0        0
NOKIA CORP                     SPONSORED ADR    654902204    19940   870000 SH       SOLE                   870000        0        0
NUTRI SYS INC NEW              COM              67069D108   133121  2540000 SH       SOLE                  2540000        0        0
ON SEMICONDUCTOR CORP          COM              682189105    80280  9000000 SH       SOLE                  9000000        0        0
QLOGIC CORP                    COM              747277101    35275  2075000 SH       SOLE                  2075000        0        0
RED HAT INC                    COM              756577102    42421  1850000 SH       SOLE                  1850000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    55982  1750000 SH       SOLE                  1750000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    93200  4000000 SH       SOLE                  4000000        0        0
SIX FLAGS INC                  COM              83001P109    48080  8000000 SH       SOLE                  8000000        0        0
SYNTEL INC                     COM              87162H103    30319   875000 SH       SOLE                   875000        0        0